SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Defined benefit plan liabilities	$ (81,402)	$ (86,015)
Less: fair value of plan assets or asset ceiling
Total	$ (81,402)	$ (86,015)